Convertible Note Payable (Tables)	12 Months Ended
Aug. 31, 2020
Convertible Note Payable [Abstract]
Disclosure of detailed information about convertible note payable [Table Text Block]
Balance - September 1, 2018	$—
Issued	500,000
Interest	100,000
Converted to common shares	(425,000)

Balance - August 31, 2019	175,000
Converted to common shares	(175,000)

Balance - August 31, 2020	$—